Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Abstract]
Net gain (impairment net of gains) on sale of marketable securities previously impaired	$ (2,017)	$ 785	$ 1,277
Other than temporary impairment, loss on sale of securities			3,134
Other than temporary impairment, gain on sale of securities			1,857
Asset impairment charges	0	0	0
Goodwill impairment losses	0	0	0	0
Estimated useful lives of intangible assets, minimum (in years)	0.5
Estimated useful lives of intangible assets, maximum (in years)	20
Impairment of assets held for use	0	0	0
Severance expenses	4,823	4,053	4,037
Provision for estimated sales returns, stock rotations, and other customer rights	10,117	14,074
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	16,500		3,134
Additional amount contributed by employees aged 50 and over towards employee benefit plan	5,500
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	3.00%
Contributions by employer	991	904	848
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	2,918	3,098	1,400
Allowance for doubtful accounts	6,722	7,096
Bad debt expense	702	97	2,052
Write off of bad debts	1,076	1,575	274
Notional amount of outstanding forward contract	34,676	187,676
Net gains (losses) recognized in financial income, net	(240)	10,848	6,048
Number of outstanding option contracts	16,762,000
Cash flow hedge gain reclassified to operating expense	$ 208	$ 428
Anti-dilutive shares excluded from computation of earnings per share amount	1,342,904	1,147,378	8,386,309